Fair Value Measurements	6 Months Ended
Apr. 30, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 4: FAIR VALUE MEASUREMENTS
There have been no significant changes to

the Bank’s approach and methodologies used

to determine fair value measurements for

the three and six months
ended April 30, 2025.
(a)

FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
April 30, 2025 October 31, 2024
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 199,347 $ 196,246 $ 206,815 $ 202,667
Other debt securities 55,070 54,366 64,800 63,509
Total debt securities at amortized cost, net of allowance for credit losses 254,417 250,612 271,615 266,176
Total loans, net of allowance for loan losses

936,378 939,442 949,549 949,227
Total financial assets not carried at fair value $ 1,190,795 $ 1,190,054 $ 1,221,164 $ 1,215,403
FINANCIAL LIABILITIES
Deposits $ 1,267,748 $ 1,278,412 $ 1,268,680 $ 1,266,562
Securitization liabilities at amortized

cost

13,158 13,024 12,365 12,123
Subordinated notes and debentures

10,714

10,784

11,473 11,628
Total financial liabilities not carried at fair value $ 1,291,620 $ 1,302,220 $ 1,292,518 $ 1,290,313
This table excludes financial assets and liabilities where the carrying value approximates their fair value.
(b) FAIR VALUE HIERARCHY
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on a

recurring basis as at
April 30, 2025 and October 31, 2024.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars) As at
April 30, 2025 October 31, 2024
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 5,823 $ 6,263 $ – $ 12,086 $ 691 $ 9,551 $ – $ 10,242
Provinces

– 5,978 – 5,978 – 6,398 – 6,398
U.S. federal, state, municipal governments,

and agencies debt
3,023 19,432 – 22,455 – 18,861 – 18,861
Other OECD 2

government-guaranteed debt
583 8,369 – 8,952 – 9,722 – 9,722
Mortgage-backed securities – 937 – 937 – 1,352 – 1,352
Other debt securities
Canadian issuers

– 6,260 4 6,264 – 6,611 12 6,623
Other issuers – 14,808 2 14,810 – 15,845 14 15,859
Equity securities 75,466 91 28 75,585 68,682 34 12 68,728
Trading loans

– 25,664 – 25,664 – 23,518 – 23,518
Commodities 21,381 889 – 22,270 13,504 962 – 14,466
Retained interests – 1 – 1 – 1 – 1

106,276 88,692 34 195,002 82,877 92,855 38 175,770
Non-trading financial assets at fair value

through profit or loss
Securities 388 2,684 1,253 4,325 391

1,188 1,233 2,812
Loans – 3,203 – 3,203 – 3,057 – 3,057
388 5,887 1,253 7,528 391 4,245 1,233 5,869
Derivatives
Interest rate contracts

3 10,188 11 10,202 2

15,440 – 15,442
Foreign exchange contracts

1 65,191 – 65,192 47 51,001 13 51,061
Credit contracts

– 18 – 18 – 6 – 6
Equity contracts

155 7,830 – 7,985 64 6,167 – 6,231
Commodity contracts

798 4,994 21 5,813 548 4,756 17 5,321
957 88,221 32 89,210 661 77,370 30 78,061
Financial assets designated at
fair value through profit or loss
Securities
1
– 6,508 – 6,508 –

6,417 – 6,417
– 6,508 – 6,508 – 6,417 – 6,417
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal 176 15,920 – 16,096 – 18,139 – 18,139
Provinces

– 22,529 – 22,529 – 21,270 – 21,270
U.S. federal, state, municipal governments,

and agencies debt
3,443 42,334 – 45,777 – 35,197 – 35,197
Other OECD government-guaranteed debt – 7,050 – 7,050 – 1,679 – 1,679
Mortgage-backed securities – 2,042 – 2,042 – 2,137 – 2,137
Other debt securities
Asset-backed securities – 7,417 – 7,417 – 1,384 – 1,384
Corporate and other debt – 11,972 – 11,972 – 9,439 7 9,446
Equity securities 1,067 3 2,808 3,878 1,058 2 3,355 4,415
Loans – 141 – 141 – 230 – 230

4,686 109,408 2,808 116,902 1,058 89,477 3,362 93,897
Securities purchased under reverse
repurchase agreements – 6,950 – 6,950 – 10,488 – 10,488
FINANCIAL LIABILITIES
Trading deposits

–

28,377

384

28,761

– 29,907 505 30,412
Derivatives

Interest rate contracts

3 7,933 92 8,028 3

13,283

158

13,444
Foreign exchange contracts

2 58,660 1 58,663 30 40,936 12 40,978
Credit contracts

– 1,517 – 1,517 – 403 – 403
Equity contracts

– 9,089 131 9,220 – 7,974 24 7,998
Commodity contracts

905 5,111 41 6,057 673 4,845 27 5,545
910 82,310 265 83,485 706 67,441 221

68,368
Securitization liabilities at fair value – 22,396 – 22,396 –

20,319

–

20,319
Financial liabilities designated at fair value
through profit or loss – 193,924 1 193,925 –

207,890

24

207,914
Obligations related to securities sold short 1

14,273 29,280 – 43,553 1,783

37,732

–

39,515
Obligations related to securities sold
under repurchase agreements – 8,133 – 8,133 – 9,736 – 9,736
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Co-operation and Development (OECD).
(c)

TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS

AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets

and liabilities between the different levels of

the fair value hierarchy using the fair values

as at the end of each
reporting period. Assets and liabilities are

transferred between Level 1 and Level 2

depending on whether there is sufficient frequency

and volume in an active
market.
During the three months ended April 30, 2025,

the Bank transferred $
1,660

million of trading loans, securities, and

other, $
3,584

million of financial assets at fair
value through other comprehensive income

(FVOCI), and $
1,856

million of obligations related to securities

sold short from Level 2 to Level 1. During

the three
months ended April 30, 2025, there were no

significant transfers from Level 1 to Level

2. There were no significant transfers between

Level 1 and Level 2 during
the three months ended April 30, 2024.

During the six months ended April 30, 2025,

the Bank transferred $
1,972

million of trading loans, securities, and other, $
3,586

million of financial assets at FVOCI,
and $ 910

million of obligations related to securities

sold short from Level 2 to Level 1. During the

six months ended April 30, 2025, there were

no significant
transfers from Level 1 to Level 2. There were

no significant transfers between Level

1 and Level 2 during the six months ended

April 30, 2024.

There were no significant transfers between

Level 2 and Level 3 during the three and

six months ended April 30, 2025 and April 30,

2024.

There were no significant changes to the unobservable

inputs and sensitivities for assets and liabilities

classified as Level 3 during the three and

six months ended
April 30, 2025, and April 30, 2024.
(d) RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three and
six months ended April 30, 2025 and April 30,

2024.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
February 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2025 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2025 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 11 $ – $ – $ – $ (7) $ 2 $ – $ 6 $ –
Equity securities 8 – – 20 – – – 28 –

19 – – 20 (7) 2 – 34

–
Non-trading financial
assets at fair value
through profit or loss
Securities 1,287 (40) – 39 (20) – (13) 1,253 (43)
1,287 (40) – 39 (20) – (13) 1,253 (43)
Financial assets at fair value
through other

comprehensive income
Other debt securities 3 – – – (3) – – – (3)
Equity securities

3,174 – 3 1 (370) – – 2,808 (357)

$ 3,177 $ – $ 3 $ 1 $ (373) $ – $ – $ 2,808 $ (360)
FINANCIAL LIABILITIES
Trading deposits
6
$ (459) $ 24 $ – $ (52) $ 103 $ – $ – $ (384) $ 27
Derivatives 7
Interest rate contracts

(155) 74 – – – – – (81)

68
Foreign exchange contracts 21 (23) – – (1) 2 – (1) (8)
Equity contracts (29) (98) – – – (4) – (131) (95)
Commodity contracts (4) (16) – – – – – (20) (12)

(167) (63) – – (1) (2) – (233)

(47)
Financial liabilities designated
at fair value
through profit or loss

(1) 7 – (7) – – – (1)

7
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2024 in income
2
in OCI
4
Issuances Settlements Level 3 Level 3 2025 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 26 $ – $ – $ – $ (22) $ 2 $ – $ 6 $ –
Equity securities 12 1 – 22 (7) – – 28 –

38 1 – 22 (29) 2 – 34

–
Non-trading financial
assets at fair value
through profit or loss
Securities 1,233 (14) – 54 (37) 30 (13) 1,253 (30)
1,233 (14) – 54 (37) 30 (13) 1,253 (30)
Financial assets at fair value
through other

comprehensive income
Other debt securities 7 – – – (7) – – – –
Equity securities

3,355 – 3 3 (553) – – 2,808 –

$ 3,362 $ – $ 3 $ 3 $ (560) $ – $ – $ 2,808 $ –
FINANCIAL LIABILITIES
Trading deposits 6 $ (505) $ 28 $ – $ (124) $ 217 $ – $ – $ (384) $ 34
Derivatives 7
Interest rate contracts

(158) 67 – – 10 – – (81) 70
Foreign exchange contracts 1 (16) – – 3 9 2 (1) (5)
Equity contracts (24) (103) – – (2) (2) – (131) (102)
Commodity contracts (10) (10) – – – – – (20) (9)

(191) (62) – – 11 7 2 (233) (46)
Financial liabilities designated
at fair value
through profit or loss

(24) 6 – (14) 31 – – (1) 6
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
32

million (January 31, 2025/February 1, 2025 – $
38

million; October 31, 2024/November 1, 2024 – $
30

million) and derivative liabilities of $
265

million
(January 31, 2025/February 1, 2025 – $ 205

million; October 31, 2024/November 1, 2024 – $
221

million) which have been netted in this table for presentation purposes only.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
February 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2024 in income
2
in OCI
3
Issuances

Settlements Level 3 Level 3 2024 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ 34 $ – $ – $ – $ (34) $ – $ – $ – $ –
Other debt securities 61 (2) – 18 (4) 5 (49) 29 (1)
Equity securities 7 – – 2 – – – 9 (1)

102 (2) – 20 (38) 5 (49) 38

(2)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,079 49 – 33 (10) – (1) 1,150 45
1,079 49 – 33 (10) – (1) 1,150 45
Financial assets at fair value
through other

comprehensive income
Other debt securities 26 – (1) – (11) – – 14 3
Equity securities

2,142 – (2) 122 45 – – 2,307 (13)

$ 2,168 $ – $ (3) $ 122 $ 34 $ – $ – $ 2,321 $ (10)
FINANCIAL LIABILITIES
Trading deposits 5 $ (1,039) $ 34 $ – $ (18) $ 97 $ – $ 16 $ (910) $ 44
Derivatives
6
Interest rate contracts

(137) (18) – – 7 – – (148)

(10)
Foreign exchange contracts (1) (1) – – 1 (6) – (7) (1)
Equity contracts (28) 5 – – (1) – 1 (23) 4
Commodity contracts (10) (14) – – 30 – – 6 8

(176) (28) – – 37 (6) 1 (172)

1
Financial liabilities designated
at fair value through profit
or loss

(24) (37) – (79) 66 – – (74)

(37)
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2023 in income
2
in OCI
3
Issuances Settlements Level 3 Level 3 2024 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ 67 $ – $ – $ – $ (67) $ – $ – $ – $ –
Other debt securities 65 1 – 90 (85) 7 (49) 29 (2)
Equity securities

10 (1) – 2 (2) – – 9 –

142 – – 92 (154) 7 (49) 38

(2)
Non-trading financial
assets at fair value
through profit or loss
Securities 980 62 – 124 (15) – (1) 1,150 62
980 62 – 124 (15) – (1) 1,150 62
Financial assets at fair value
through other

comprehensive income
Other debt securities 27 – (4) 3 (12) – – 14 –
Equity securities

2,377 – (12) 128 (186) – – 2,307 (11)

$ 2,404 $ – $ (16) $ 131 $ (198) $ – $ – $ 2,321 $ (11)
FINANCIAL LIABILITIES
Trading deposits
5
$ (985) $ 10 $ – $ (74) $ 118 $ – $ 21 $ (910) $ 2
Derivatives
6
Interest rate contracts

(126) (41) – – 19 – – (148)

(23)
Foreign exchange contracts (6) 1 – – 1 (6) 3 (7) (2)
Equity contracts (21) (1) – – (1) (1) 1 (23) (1)
Commodity contracts (1) (4) – – 11 – – 6 (5)

(154) (45) – – 30 (7) 4 (172)

(31)
Financial liabilities designated
at fair value
through profit or loss

(22) 1 – (133) 80 – – (74)

–
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
4

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5

Issuances and repurchases of trading deposits are reported on a gross basis.
6

Consists of derivative assets of $
20

million (January 31, 2024/February 1, 2024 – $
10

million; October 31, 2023/November 1, 2023 – $
22

million) and derivative liabilities of $
192

million
(January 31, 2024/February 1, 2024 – $ 186

million; October 31, 2023/November 1, 2023 – $
176

million) which have been netted in this table for presentation purposes only.